Stock Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Based Compensation [Line Items]
Cost of revenue	$ 766	$ 566	$ 745	$ 243	$ 144
Cost Of Revenue [Member]
Stock Based Compensation [Line Items]
Cost of revenue	34	59	71	4	3
Research and Development Expense [Member]
Stock Based Compensation [Line Items]
Cost of revenue	201	163	204	26	26
Selling, General and Administrative Expenses [Member]
Stock Based Compensation [Line Items]
Cost of revenue	$ 531	$ 344	$ 470	$ 213	$ 115